Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 733	$ 237
Accounts receivable	4,768	81,000
Due from Officer		10,904
Due from related parties	4,503
Prepaid deposits for acquisitions		32,000
Total Current Assets	10,004	124,141
Computer software, net	27,000	28,500
Other Assets
Prepaid deposits for acquisitions	55,297
Total Other Assets	55,297
Total Assets	92,301	152,641	0
Current Liabilities
Accounts payable	9,276	18,639
Accounts payable - related party		10,500
Accrued liabilities	37,534	29,613	5,250
Payable to related party	3,000	4,120	0
Payable to affiliate		4,120
Total Current Liabilities	49,810	62,872	5,250
Commitments and Contingencies
Stockholders' Equity
Series A Preferred stock value
Common stock value	1,900	1,901	2,000
Discount on common stock	(500)	(500)
Additional paid in capital	158,471	161,463	312
Stock subscriptions received in advance	420	420
Accumulated other comprehensive loss	(343)
Accumulated deficit	(117,457)	(73,515)	(7,562)
Total Stockholders' Equity (Deficit)	42,491	89,769	(5,250)
Total Liabilities and Stockholders' Equity	$ 92,301	152,641	$ 0
Restructuring Transaction [Member]
Current Assets
Cash and cash equivalents		468
Accounts receivable		81,000
Due from related parties		9,269
Total Current Assets		90,737
Computer software, net		28,500
Other Assets
Prepaid deposits for acquisitions		23,200
Total Other Assets		23,200
Total Assets		142,437
Current Liabilities
Accounts payable		18,639
Accounts payable - related party		10,500
Accrued liabilities		29,614
Payable to related party		3,000
Payable to affiliate		4,120
Total Current Liabilities		65,873
Commitments and Contingencies
Stockholders' Equity
Series A Preferred stock value
Common stock value		1,900
Discount on common stock		(500)
Additional paid in capital		158,471
Stock subscriptions received in advance		420
Accumulated other comprehensive loss		(278)
Accumulated deficit		(83,449)
Total Stockholders' Equity (Deficit)		76,564
Total Liabilities and Stockholders' Equity		$ 142,437